ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Receivables [Abstract]
Balance at beginning of year	$ 156,240	[1]	$ 217,244		$ 268,413
Provision for (reversal of) credit losses	2,569		(3,869)		(892)
Write-offs, net of recoveries	(28,748)		(56,805)		(49,608)
Effect of exchange rate	340		(330)		(669)
Balance at end of year	$ 130,401	[1]	$ 156,240	[1]	$ 217,244

[1]	As of December 31, 2024 and 2023, the allowances for credit losses of $2,391 and $2,377 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.